Schedule of investments
Optimum Large Cap Value Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.60%♣
Communication Services — 4.35%
Alphabet Class A	107,655	$ 18,972,041
Comcast Class A	247,398	8,829,635
Fox Class A	206,503	11,572,428
Meta Platforms Class A	19,860	14,658,467
Verizon Communications	216,139	9,352,334
Walt Disney	151,414	18,776,850
		82,161,755
Consumer Discretionary — 5.08%
Amazon.com †	86,071	18,883,117
Darden Restaurants	56,306	12,273,019
General Motors	179,842	8,850,025
Lowe's	143,995	31,948,170
Marriott International Class A	45,692	12,483,511
TJX	93,983	11,605,961
		96,043,803
Consumer Staples — 5.25%
Diageo	122,083	3,063,312
Kenvue	375,107	7,850,990
Kimberly-Clark	46,734	6,024,947
Mondelez International Class A	359,245	24,227,483
Nestle	106,185	10,549,579
PepsiCo	141,023	18,620,677
Procter & Gamble	76,383	12,169,340
Reckitt Benckiser Group	83,307	5,666,110
Target	56,970	5,620,090
Tyson Foods Class A	96,025	5,371,638
		99,164,166
Energy — 6.24%
Chevron	81,220	11,629,892
ConocoPhillips	311,489	27,953,023
EOG Resources	142,464	17,040,119
Expand Energy	67,063	7,842,347
Exxon Mobil	342,920	36,966,776
Phillips 66	54,525	6,504,833
Schlumberger	294,379	9,950,010
		117,887,000
Financials — 27.52%
American Express	108,078	34,474,720
Aon Class A	47,925	17,097,723
Bank of America	411,984	19,495,083
Berkshire Hathaway Class B †	39,181	19,032,954
Blackrock	31,858	33,427,006
Chubb	55,322	16,027,890
Citigroup	185,601	15,798,357
Goldman Sachs Group	19,888	14,075,732
Hartford Insurance Group	133,478	16,934,354
Intercontinental Exchange	99,150	18,191,051
JPMorgan Chase & Co.	291,402	84,480,354
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
KKR & Co.	127,948	$ 17,020,922
Marsh & McLennan	95,979	20,984,849
Morgan Stanley	149,371	21,040,399
Nasdaq	203,288	18,178,013
PayPal Holdings †	133,342	9,909,977
PNC Financial Services Group	84,235	15,703,089
Progressive	144,993	38,692,832
Prudential Financial	46,831	5,031,523
S&P Global	21,972	11,585,616
State Street	46,104	4,902,699
Travelers	116,357	31,130,152
Truist Financial	87,607	3,766,225
Wells Fargo & Co.	410,055	32,853,607
		519,835,127
Healthcare — 14.20%
Abbott Laboratories	258,070	35,100,101
AbbVie	120,655	22,395,981
Amgen	29,172	8,145,114
Avantor †	259,192	3,488,724
Becton Dickinson and Co.	50,373	8,676,749
Boston Scientific †	188,214	20,216,066
Cencora	40,392	12,111,541
Cigna Group	91,452	30,232,202
Elevance Health	27,576	10,725,961
Gilead Sciences	131,500	14,579,405
Johnson & Johnson	122,428	18,700,877
McKesson	38,783	28,419,407
Merck & Co.	252,602	19,995,974
Pfizer	495,183	12,003,236
Thermo Fisher Scientific	25,548	10,358,692
UnitedHealth Group	41,970	13,093,381
		268,243,411
Industrials — 16.02%
Boeing †	107,844	22,596,553
Canadian National Railway	37,215	3,871,849
Carrier Global	176,898	12,947,165
CSX	348,218	11,362,353
Delta Air Lines	223,778	11,005,402
Eaton	29,462	10,517,639
Equifax	36,060	9,352,882
GE Vernova	18,874	9,987,177
General Dynamics	61,742	18,007,672
Honeywell International	139,276	32,434,595
Illinois Tool Works	39,814	9,844,012
Northrop Grumman	21,556	10,777,569
Otis Worldwide	29,919	2,962,579
Owens Corning	63,436	8,723,719
PACCAR	107,808	10,248,228
Parker-Hannifin	27,083	18,916,663
NQ- OPTLV [0625] 0825 (4730784)    1

Schedule of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Quanta Services	30,236	$ 11,431,627
Rockwell Automation	39,731	13,197,446
RTX	289,676	42,298,490
Textron	121,189	9,730,265
Trane Technologies	6,803	2,975,700
Union Pacific	69,981	16,101,228
WW Grainger	3,258	3,389,102
		302,679,915
Information Technology — 8.48%
Accenture Class A	53,983	16,134,979
Analog Devices	76,846	18,290,885
Broadcom	52,237	14,399,129
CDW	14,148	2,526,691
Cisco Systems	256,630	17,804,989
KLA	14,189	12,709,655
Micron Technology	102,366	12,616,610
Microsoft	26,969	13,414,650
Motorola Solutions	29,333	12,333,353
NXP Semiconductors	55,781	12,187,591
ON Semiconductor †	66,565	3,488,672
Oracle	45,024	9,843,597
Texas Instruments	69,444	14,417,963
		160,168,764
Materials — 2.97%
Air Products and Chemicals	35,578	10,035,130
Corteva	43,326	3,229,087
CRH	60,666	5,569,139
DuPont de Nemours	171,134	11,738,081
Freeport-McMoRan	218,907	9,489,618
Martin Marietta Materials	22,157	12,163,307
Sherwin-Williams	11,613	3,987,440
		56,211,802
Real Estate — 2.80%
American Tower	52,265	11,551,610
Equity LifeStyle Properties	83,497	5,149,260
Prologis	223,266	23,469,722
Public Storage	43,344	12,717,997
		52,888,589
Utilities — 5.69%
American Electric Power	39,915	4,141,581
Dominion Energy	286,743	16,206,714
Duke Energy	267,711	31,589,898
Exelon	155,653	6,758,453
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
NextEra Energy	160,872	$ 11,167,734
PG&E	699,012	9,744,227
Southern	187,655	17,232,359
Xcel Energy	157,139	10,701,166
		107,542,132
Total Common Stocks (cost $1,313,522,636)		1,862,826,464

Short-Term Investments — 1.43%
Money Market Mutual Funds — 1.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	6,721,970	6,721,970
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	6,721,970	6,721,970
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	6,721,969	6,721,969
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	6,721,968	6,721,968
Total Short-Term Investments (cost $26,887,877)		26,887,877

Total Value of Securities—100.03% (cost $1,340,410,513)		1,889,714,341
Liabilities Net of Receivables and Other Assets—(0.03%)		(473,891)
Net Assets Applicable to 95,916,670 Shares Outstanding—100.00%		$1,889,240,450
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
GE – General Electric
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [0625] 0825 (4730784)